Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash deposit		$ 800,000		$ 102,000	$ 800,000
Impairment loss | $
Advertising expenses | $
Salary contribution | $	$ 15,000		$ 13,000
Share options forfeited (in Shares)	2,035,736	2,035,736	4,626,690
Tax benefit percentage	50.00%	50.00%
Significant penalties or interest | $
Dilutive shares (in Shares)
Anti-dilutive for stock option (in Shares)	22,454,770	22,454,770	24,046,324
Equity Option [Member]
Summary of Significant Accounting Policies [Line Items]
Forward stock split	38-for-1	38-for-1
Equity Option [Member]
Summary of Significant Accounting Policies [Line Items]
Share options forfeited (in Shares)			678,604
Share options expired (in Shares)	2,035,736	2,035,736	3,948,086